AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 95.8%
Affiliated Mutual Fund — 11.1%
AST PGIM Fixed Income Central Fund* (cost $2,114,613,758)(wd)	214,106,795	$2,057,566,303

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.7%
Collateralized Debt Obligations — 0.3%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)
3.735%(c)	01/15/37	10,000	9,732,711
Series 2022-FL02, Class A, 144A, 1 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
4.695%(c)	05/15/37	12,500	12,230,734
KREF Ltd.,
Series 2022-FL03, Class A, 144A, 1 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
4.474%(c)	02/17/39	10,000	9,581,038
MF1 LLC,
Series 2022-FL09, Class A, 144A, 1 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)
5.174%(c)	06/19/37	18,800	18,427,786
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
3.634%(c)	02/19/37	7,800	7,556,586
			57,528,855
Collateralized Loan Obligations — 3.2%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
3.867%(c)	04/20/35	3,000	2,860,743
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	10/17/32	19,300	18,662,760
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.892%(c)	10/21/34	8,500	8,139,005
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
2.219%(c)	04/18/35	12,000	11,434,829
Battalion CLO Ltd.,
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.830%(c)	12/19/32	11,500	11,104,118
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
3.462%(c)	10/15/30	12,250	12,029,206
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)
3.878%(c)	01/25/33	10,000	9,630,865
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	07/20/34	3,500	$3,364,330
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1, 144A, 3 Month SOFR + 2.230% (Cap N/A, Floor 2.230%)
5.888%(c)	10/20/33	42,500	42,204,412
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.860%(c)	01/17/34	5,000	4,800,649
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.702%(c)	07/15/34	4,500	4,288,332
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
3.750%(c)	10/20/34	20,640	19,911,652
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.832%(c)	02/05/31	993	971,600
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/34	5,375	5,148,055
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
3.680%(c)	07/18/30	10,000	9,817,078
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
3.760%(c)	10/17/31	6,750	6,546,182
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.880%(c)	07/20/34	8,000	7,672,754
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.592%(c)	10/15/32	5,000	4,826,149
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
3.618%(c)	10/15/32	5,000	4,842,849
MidOcean Credit CLO (Cayman Islands),
Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
3.552%(c)	07/15/29	13,930	13,691,623
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
4.013%(c)	10/23/34	4,000	3,831,197
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
4.737%(c)	06/20/34	11,750	11,281,202
A1

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
4.397%(c)	09/01/31	25,000	$24,437,760
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
4.825%(c)	07/15/33	25,000	24,243,050
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
2.096%(c)	01/15/33	15,000	14,536,029
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
3.618%(c)	07/18/31	25,000	24,452,072
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2022-03A, Class A1A, 144A, 3 Month SOFR + 1.820% (Cap N/A, Floor 1.820%)
0.000%(c)	04/15/31	164,750	164,750,000
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
4.328%(c)	07/20/33	21,250	20,795,256
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.853%(c)	10/23/31	7,250	7,030,178
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.883%(c)	07/23/33	7,500	7,242,005
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.986%(c)	10/29/34	2,500	2,387,342
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
3.757%(c)	10/20/32	12,000	11,645,347
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.870%(c)	07/20/34	8,500	8,149,367
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
3.752%(c)	04/15/34	7,750	7,461,648
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.820%(c)	10/17/32	20,000	19,305,308
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
3.770%(c)	10/20/29	15,914	15,607,791
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/31	25,250	24,508,953
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.722%(c)	10/15/34	1,500	$1,437,968
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
3.802%(c)	04/15/30	1,895	1,864,644
			596,914,308
Consumer Loans — 0.1%
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29	8,480	8,428,781
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	2,601,847
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
3.724%(c)	05/25/34	850	783,090
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
3.784%(c)	09/25/34	627	584,820
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
4.164%(c)	03/25/33	247	241,327
			1,609,237
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	1,076	1,054,342
Other — 0.1%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
5.434%(c)	04/25/23	880	843,217
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
5.884%(c)	06/25/24	8,350	7,736,768
			8,579,985
Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.864%(c)	11/25/34	449	421,568
Series 2004-ECC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.984%(c)	12/25/34	1,630	1,530,126

A2

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
3.864%(cc)	07/27/50	2,787	$2,438,457
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.984%(c)	05/25/34	640	591,025
			4,981,176

Total Asset-Backed Securities (cost $691,959,327)			681,698,531
Commercial Mortgage-Backed Securities — 4.6%
Arbor Multifamily Mortgage Securities Trust,
Series 2022-MF04, Class A5, 144A
3.403%(cc)	02/15/55	25,000	21,235,782
BANK,
Series 2019-BN20, Class A2
2.758%	09/15/62	6,811	5,858,467
Series 2021-BN32, Class A2
1.985%	04/15/54	10,000	8,906,379
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,796	2,588,233
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	11,045	9,519,035
Series 2021-C10, Class ASB
2.268%	07/15/54	10,449	8,824,157
Series 2022-C14, Class A4
2.692%	02/15/55	10,800	8,856,891
Series 2022-C15, Class A5
3.662%(cc)	04/15/55	3,480	3,081,151
Benchmark Mortgage Trust,
Series 2020-IG01, Class A3
2.687%	09/15/43	5,120	4,268,551
Series 2021-B25, Class A2
1.977%	04/15/54	7,000	6,226,651
Series 2022-B34, Class A5
3.786%(cc)	04/15/55	7,730	6,888,803
Series 2022-B35, Class A5
4.594%(cc)	05/15/55	10,690	10,106,044
BMO Mortgage Trust,
Series 2022-C01, Class A5
3.374%(cc)	02/15/55	8,000	6,911,672
Series 2022-C02, Class A5
4.974%(cc)	07/15/54	28,000	27,423,133
Series 2022-C03, Class A5
5.313%	09/15/54	24,500	24,630,658
BX Commercial Mortgage Trust,
Series 2019-XL, Class A, 144A, 1 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
3.738%(c)	10/15/36	907	892,833
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	2,975	2,235,914
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	13,890	$11,780,266
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10,310	9,600,836
Series 2017-CD04, Class A3
3.248%	05/10/50	8,290	7,566,986
Series 2019-CD08, Class A3
2.657%	08/15/57	19,000	16,172,325
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	15,030	14,042,598
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3
2.575%	08/10/49	2,790	2,529,755
Series 2016-P04, Class A3
2.646%	07/10/49	2,536	2,310,279
Series 2017-C04, Class A2
3.190%	10/12/50	13,958	13,837,683
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	5,912	5,900,424
Series 2013-CR12, Class A3
3.765%	10/10/46	3,484	3,440,479
Series 2013-CR12, Class A4
4.046%	10/10/46	29,350	28,991,484
Series 2014-CR20, Class A3
3.326%	11/10/47	6,445	6,214,960
Series 2014-LC17, Class A5
3.917%	10/10/47	18,000	17,492,301
Series 2014-UBS02, Class A5
3.961%	03/10/47	14,618	14,336,358
Series 2014-UBS04, Class A5
3.694%	08/10/47	6,712	6,512,217
Series 2016-COR01, Class A3
2.826%	10/10/49	6,114	5,564,543
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class D, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.418%(c)	05/15/36	1,780	1,726,273
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.968%(c)	05/15/36	12,000	11,592,528
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,152,795
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,000	6,552,305
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	10,080	9,166,955
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	3,741	3,607,607

A3

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Fannie Mae-Aces,
Series 2018-M12, Class A2
3.766%(cc)	08/25/30	9,400	$8,834,809
Series 2019-M25, Class A2
2.330%(cc)	11/25/29	5,000	4,336,885
Series 2022-M03, Class A2
1.764%(cc)	11/25/31	24,000	19,048,006
Series 2022-M04, Class 2A2
1.249%(cc)	12/25/30	43,000	33,138,380
Series 2022-M13, Class A2
2.593%	06/25/32	30,000	25,525,806
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.291%(cc)	05/25/26	38,290	1,429,768
Series K093, Class XAM, IO
1.333%(cc)	05/25/29	51,135	3,510,377
Series K106, Class XAM, IO
1.729%(cc)	02/25/30	54,548	5,205,996
Series K734, Class X1, IO
0.785%(cc)	02/25/26	120,432	2,088,426
Series K736, Class XAM, IO
1.835%(cc)	07/25/26	63,677	3,581,252
Series K737, Class XAM, IO
1.121%(cc)	10/25/26	46,658	1,649,384
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class A3
2.773%	11/10/45	121	120,984
Series 2013-GC13, Class A5
4.176%(cc)	07/10/46	17,545	17,416,097
Series 2013-GC14, Class A4
3.955%	08/10/46	20,975	20,760,074
Series 2014-GC18, Class A4
4.074%	01/10/47	16,303	16,047,594
Series 2014-GC24, Class A4
3.666%	09/10/47	4,720	4,579,725
Series 2015-GC34, Class A3
3.244%	10/10/48	9,823	9,257,665
Series 2016-GS04, Class A3
3.178%	11/10/49	3,489	3,203,146
Series 2018-GS09, Class A3
3.727%	03/10/51	7,275	6,822,281
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	568	560,998
Series 2013-C15, Class A5
4.131%	11/15/45	6,500	6,432,353
Series 2013-C17, Class A4
4.199%	01/15/47	7,780	7,683,821
Series 2014-C18, Class A5
4.079%	02/15/47	29,090	28,629,648
Series 2014-C22, Class A4
3.801%	09/15/47	33,000	32,117,161
Series 2014-C24, Class A4A1
3.373%	11/15/47	1,500	1,445,227
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A5
3.490%	07/15/50	5,010	$4,637,390
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	8,768	8,105,520
Series 2017-C05, Class A5
3.694%	03/15/50	7,669	7,171,949
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	1,611	1,608,129
Series 2013-C10, Class A5
3.143%	12/15/47	9,558	9,499,762
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	25,100	22,984,479
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4
2.600%	09/15/49	6,628	6,013,894
Series 2016-C31, Class A4
2.840%	11/15/49	7,542	6,884,946
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	7,000	5,609,095
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A4
3.563%	10/15/50	8,100	7,425,620
Series 2018-C08, Class A3
3.720%	02/15/51	6,509	6,093,165
Series 2018-C10, Class A3
4.048%	05/15/51	2,000	1,865,933
Series 2018-C12, Class A2
4.152%	08/15/51	2,985	2,955,262
Series 2018-C14, Class A3
4.180%	12/15/51	15,000	13,876,074
Series 2019-C17, Class A2
2.313%	10/15/52	7,291	6,859,608
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A4
3.185%	03/10/46	12,343	12,296,572
Series 2013-C06, Class A4
3.244%	04/10/46	15,700	15,571,305
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A3
3.986%	07/15/46	26,463	26,314,578
Series 2013-LC12, Class A4
4.218%(cc)	07/15/46	6,995	6,930,042
Series 2015-NXS01, Class A4
2.874%	05/15/48	8,950	8,551,301
Series 2016-BNK01, Class A2
2.399%	08/15/49	15,704	14,054,926
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	14,137,985
Series 2020-C56, Class A4
2.194%	06/15/53	5,520	4,469,565

A4

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-C56, Class A5
2.448%	06/15/53	13,656	$11,199,409

Total Commercial Mortgage-Backed Securities (cost $888,794,356)			851,088,683
Corporate Bonds — 23.3%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30(a)	9,200	7,405,424
3.600%	05/01/34	3,160	2,370,806
3.625%	02/01/31	26,000	21,555,123
5.150%	05/01/30	25,000	23,149,626
			54,480,979
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	6,000	4,244,150
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	7,730	6,787,539
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	6,210	5,531,383
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	5,000	4,835,924
			21,398,996
Airlines — 0.0%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23(a)	1,097	1,086,158
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,815	2,756,955
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,215	1,084,065
4.625%	04/15/29	240	199,295
			5,126,473
Apparel — 0.0%
Michael Kors USA, Inc.,
Gtd. Notes, 144A
4.250%	11/01/24	3,079	2,934,763
Auto Manufacturers — 0.7%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.700%	04/01/32(a)	8,000	7,022,560
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25(a)	500	455,381
4.950%	05/28/27(a)	12,875	11,516,693
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	9,795	$9,753,588
6.600%	04/01/36	3,385	3,162,388
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	7,733,238
Sr. Unsec’d. Notes
3.100%	01/12/32(a)	18,780	14,122,303
5.000%	04/09/27	13,805	13,089,465
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.350%	06/08/25	1,885	1,769,678
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31	7,300	5,218,054
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes
4.450%	06/29/29	28,780	27,764,760
Sr. Unsec’d. Notes, MTN
4.550%	09/20/27	22,500	21,972,742
			123,580,850
Auto Parts & Equipment — 0.0%
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
3.250%	03/01/32(a)	7,780	6,167,811
Banks — 9.1%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, EMTN
3.250%(ff)	09/30/31	300	253,275
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/11/29	1,005	898,721
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.625%(ff)	01/24/32(oo)	270	211,663
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.543%(c)	04/12/23	2,200	2,200,843
Bank Mandiri Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
3.750%	04/11/24	285	276,414
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	4,000	3,302,298
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	19,755	15,124,638
2.687%(ff)	04/22/32	13,055	10,172,942
2.972%(ff)	02/04/33	19,695	15,428,971
4.571%(ff)	04/27/33	72,239	64,825,844
4.948%(ff)	07/22/28(a)	23,625	22,720,392
5.015%(ff)	07/22/33	213,190	198,329,486
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,140	9,788,042
3.824%(ff)	01/20/28	5,000	4,604,874

A5

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.078%(ff)	04/23/40	2,365	$1,875,184
Sub. Notes, MTN
4.200%	08/26/24	9,015	8,873,532
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	7,060	6,690,374
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	5,000	4,501,960
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	320	274,747
3.132%(ff)	01/20/33	11,396	8,683,308
3.375%	01/09/25	992	942,703
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	6,500	5,171,706
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32	1,570	1,189,793
3.057%(ff)	01/25/33	49,500	39,034,380
3.785%(ff)	03/17/33	59,567	49,966,713
4.658%(ff)	05/24/28(a)	25,000	23,757,428
4.910%(ff)	05/24/33(a)	134,498	123,747,810
Sub. Notes
4.450%	09/29/27	17,330	16,076,293
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	1,250	1,226,822
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	785	549,865
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28	1,250	1,024,143
5.371%	09/09/27	425	410,352
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	3,760	3,180,696
2.615%(ff)	04/22/32	26,000	20,155,879
2.650%(ff)	10/21/32	1,975	1,513,198
3.102%(ff)	02/24/33(a)	160,088	127,175,095
3.615%(ff)	03/15/28	8,500	7,735,123
3.814%(ff)	04/23/29	16,650	14,804,064
3.850%	01/26/27	240	223,743
4.482%(ff)	08/23/28	25,000	23,482,470
Grupo Aval Ltd. (Colombia),
Gtd. Notes
4.375%	02/04/30	400	287,750
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	1,500	1,332,740
4.583%(ff)	06/19/29	3,800	3,376,000
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	6,000	4,946,628
Sr. Unsec’d. Notes
1.040%(ff)	02/04/27	760	648,815
2.580%(ff)	04/22/32	24,200	18,728,425
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.963%(ff)	01/25/33	31,036	$24,445,120
3.509%(ff)	01/23/29	17,000	15,059,611
4.565%(ff)	06/14/30(a)	87,895	80,697,414
4.912%(ff)	07/25/33	137,500	126,985,350
Sub. Notes
5.717%(ff)	09/14/33(a)	50,000	47,241,680
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28(a)	14,500	12,524,520
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28(a)	31,450	29,417,050
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	4,505,659
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	10,710	8,197,825
2.943%(ff)	01/21/33	90,212	71,301,293
4.889%(ff)	07/20/33(a)	140,000	130,180,614
Sub. Notes, MTN
3.950%	04/23/27	655	609,001
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	200	194,411
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
3.337%(ff)	01/21/33	5,000	3,732,672
4.677%	06/15/27	13,000	12,440,325
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	20,000	19,492,864
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.125%	09/24/25	7,370	7,065,377
4.488%(ff)	05/12/26	2,930	2,819,936
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32(a)	565	409,820
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5,000	4,001,983
2.879%(ff)	10/30/30	12,770	10,512,296
3.350%(ff)	03/02/33	47,300	38,443,035
3.526%(ff)	03/24/28	16,995	15,423,708
4.808%(ff)	07/25/28	31,570	30,162,684
4.897%(ff)	07/25/33	135,500	124,643,106
			1,690,233,496
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	10,000	9,015,449
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	6,500	6,310,704
			15,326,153

A6

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.350%	02/22/32(a)	8,500	$7,259,417
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.250%	04/27/32	6,995	6,396,083
			13,655,500
Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Gtd. Notes
5.450%	11/19/29(a)	350	311,929
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/29	10,965	9,091,850
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	322	308,977
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	640	629,977
			10,342,733
Chemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	7,475	7,489,793
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.550%	11/30/25	131	128,979
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	607	611,117
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, EMTN
5.875%	05/18/30	350	344,750
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	3,295	3,272,899
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	5,000	4,736,677
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	4,000	3,970,000
			20,554,215
Commercial Services — 0.2%
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31	1,050	790,894
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	170	169,929
3.800%	11/01/25	2,445	2,310,311
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	$6,107,270
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
4.400%	06/01/32(a)	30,000	27,973,506
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
4.750%	05/20/32	2,945	2,769,238
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	1,055	954,673
			41,075,821
Computers — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	02/08/31	30,000	23,647,765
1.700%	08/05/31	15,000	11,762,249
3.350%	08/08/32(a)	35,000	31,141,493
			66,551,507
Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.625%	03/24/32	6,200	5,251,633
Distribution/Wholesale — 0.0%
Ferguson Finance PLC,
Sr. Unsec’d. Notes, 144A
4.650%	04/20/32	6,465	5,700,648
Diversified Financial Services — 0.2%
American Express Co.,
Sr. Unsec’d. Notes
4.420%(ff)	08/03/33(a)	18,700	17,019,378
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.500%	05/13/32(a)	12,120	11,406,723
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	7,980	6,694,346
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.900%	03/03/32(a)	5,065	4,182,807
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30	8,650	7,394,410
			46,697,664
Electric — 1.1%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	6,923,534
4.700%	05/15/32(a)	11,035	10,099,565
Ameren Illinois Co.,
First Mortgage
3.850%	09/01/32	20,000	18,040,278

A7

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	$1,406,934
6.125%	04/01/36	1,160	1,176,594
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	408,298
5.000%	02/01/31	725	579,609
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series ai.
4.450%	10/01/32	9,050	8,599,257
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	1,942	1,776,148
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27(a)	9,910	9,249,880
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	2,500	2,283,544
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	410,430
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32(a)	17,760	14,700,152
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	394,074
Duke Energy Progress LLC,
First Mortgage
3.700%	09/01/28	3,980	3,700,152
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27	390	343,883
Entergy Louisiana LLC,
Collateral Trust Bond
3.250%	04/01/28	445	398,226
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	10,093,422
FEL Energy VI Sarl (Mexico),
Sr. Sec’d. Notes
5.750%	12/01/40	471	321,802
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	1,250	1,209,832
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	10,580	9,927,406
Gulf Power Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	738,221
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	925	893,846
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Kallpa Generacion SA (Peru),
Gtd. Notes, 144A
4.125%	08/16/27	290	$252,213
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	2,150	2,043,519
Light Servicos de Eletricidade SA/Light Energia SA (Brazil),
Gtd. Notes
4.375%	06/18/26	200	165,750
Gtd. Notes, 144A
4.375%	06/18/26	200	165,750
Louisville Gas & Electric Co.,
First Mortgage, Series 25
3.300%	10/01/25	3,065	2,921,775
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	11,392,383
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	5,310	5,204,941
PacifiCorp,
First Mortgage
3.350%	07/01/25	2,270	2,174,821
Public Service Co. of Colorado,
First Mortgage, Series 38
4.100%	06/01/32	35,464	32,777,332
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	530	501,912
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	5,000	4,525,915
Southern Co. (The),
Jr. Sub. Notes
4.475%	08/01/24	6,855	6,766,912
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series M
4.100%	09/15/28	5,000	4,616,152
Union Electric Co.,
First Mortgage
2.950%	03/15/30	6,500	5,625,074
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
3.750%	05/15/27(a)	19,420	18,371,151
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,026,984
5.625%	02/15/27(a)	3,000	2,809,556
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,580	2,457,577
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32(a)	2,120	1,966,279
			210,441,083

A8

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Energy-Alternate Sources — 0.0%
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes
7.750%	02/02/27	200	$145,225
Azure Power Solar Energy Pvt. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
5.650%	12/24/24	400	334,000
			479,225
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	300	245,625
5.500%	07/31/47	4,220	2,615,134
			2,860,759
Entertainment — 0.7%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.528%	03/15/24	500	482,575
4.279%	03/15/32(a)	161,995	133,380,061
			133,862,636
Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	9,035	7,573,234
Foods — 0.2%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28	21,645	20,241,564
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26(a)	9,170	8,457,445
4.375%	06/01/46	675	525,814
4.875%	10/01/49	130	107,404
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39	1,370	1,129,381
4.125%	04/01/54	645	515,623
4.200%	04/01/59	600	480,275
			31,457,506
Gas — 0.1%
Southern California Gas Co.,
Sr. Unsec’d. Notes
2.950%	04/15/27	10,820	9,880,343
Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	972,355
HCA, Inc.,
Gtd. Notes
4.500%	02/15/27	4,600	4,306,551
5.125%	06/15/39	3,800	3,187,315
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	125	$103,918
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	3,360	2,968,302
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	225,623
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
2.076%	12/13/31	5,000	4,005,346
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	8,980	7,856,845
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/30	1,450	1,333,656
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/32	58,000	53,926,808
			78,886,719
Home Furnishings — 0.0%
Panasonic Holdings Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.679%	07/19/24(a)	1,000	955,043
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.100%	04/01/23	13,855	13,862,774
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26	2,655	2,539,592
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	2,908,377
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.450%	10/15/30(a)	4,005	3,081,954
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	04/05/32	6,685	5,641,498
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	2,700	1,830,156
4.569%	02/01/29	2	1,839
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27	500	453,975
3.625%	03/30/23	355	353,202

A9

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	1,185	$1,181,011
			17,991,604
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.600%	04/13/32(a)	6,100	5,540,131
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32	450	330,750
			5,870,881
Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes
3.125%	04/01/32	7,300	5,984,948
4.300%	05/23/27	11,570	11,101,325
			17,086,273
Lodging — 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/27	31,516	30,441,030
Machinery-Diversified — 0.3%
John Deere Capital Corp.,
Sr. Unsec’d. Notes
4.350%	09/15/32(a)	56,510	53,726,737
Sr. Unsec’d. Notes, MTN
3.900%	06/07/32	2,110	1,935,764
			55,662,501
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	03/01/23	3,575	3,557,047
5.375%	06/01/29(a)	2,600	2,279,924
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.400%	04/01/33(a)	129,750	107,195,877
6.384%	10/23/35	5,822	5,364,732
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,510	1,185,839
4.150%	10/15/28	25,000	23,611,601
4.200%	08/15/34	1,575	1,387,510
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	7,500	6,943,487
Paramount Global,
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	1,555	1,260,186
			152,786,203
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.2%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	$4,139,959
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32	42,000	31,905,218
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	2,970	2,190,049
			38,235,226
Miscellaneous Manufacturing — 0.1%
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
4.250%	09/15/27	10,895	10,376,587
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	445	442,858
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	6,600	5,726,611
Oil & Gas — 0.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A
2.000%	07/15/26	3,738	3,222,052
3.100%	07/15/31	13,000	10,205,185
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	5,140	4,362,663
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	1,949
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	72,942	56,368,316
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	6,620	5,714,981
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.750%	06/30/30	210	186,742
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	2,000	2,055,395
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	9,000	7,536,600
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,090	1,600,469
2.150%	01/15/31	10,515	8,104,543
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	1,750	1,388,194

A10

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.350%	06/01/28	5,010	$4,794,715
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	15,970	15,021,847
			120,563,651
Packaging & Containers — 0.1%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	3,605	2,950,442
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	12,590	12,321,658
			15,272,100
Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	92,370	81,045,639
3.850%	06/15/24	575	564,538
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.950%	03/15/32(a)	9,540	8,189,430
Cigna Corp.,
Gtd. Notes
3.250%	04/15/25(a)	530	507,019
4.375%	10/15/28	14,520	13,712,285
CVS Health Corp.,
Sr. Unsec’d. Notes
3.750%	04/01/30	30,000	26,723,945
4.300%	03/25/28	4,944	4,676,122
4.780%	03/25/38	1,775	1,555,659
5.000%	12/01/24	700	695,981
5.050%	03/25/48	35,000	30,811,661
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	2,805	2,196,381
2.150%	12/10/31(a)	5,000	4,021,173
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	4,773	3,290,928
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.000%	11/26/28	10,000	9,667,782
			187,658,543
Pipelines — 1.4%
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30(a)	58,984	50,068,366
4.200%	04/15/27	1,510	1,397,168
4.950%	06/15/28	15,325	14,323,071
5.250%	04/15/29	10,000	9,431,918
5.500%	06/01/27	5,000	4,869,884
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	11,461	$9,588,549
3.125%	07/31/29(a)	7,750	6,676,038
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	225	214,932
7.500%	06/01/30	225	213,057
Kinder Morgan, Inc.,
Gtd. Notes
4.800%	02/01/33(a)	5,000	4,486,148
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	7,714,796
4.125%	03/01/27	2,980	2,780,597
4.950%	09/01/32	65,226	59,271,517
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	2,525	2,515,109
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	1,535	1,410,239
4.500%	03/15/50	3,135	2,263,104
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	10,000	8,341,852
4.650%	10/15/25	2,185	2,104,543
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24	4,340	4,317,234
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	18,585	15,537,973
5.200%	07/01/27	33,620	32,494,681
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	3,306,036
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28(a)	4,255	4,051,831
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	16,997	13,345,535
4.300%	03/04/24	1,000	987,165
			261,711,343
Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	3,750	3,630,430
3.850%	02/01/25	5,575	5,359,530
Extra Space Storage LP,
Gtd. Notes
3.900%	04/01/29	8,500	7,544,322

A11

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.,
Sr. Unsec’d. Notes
2.850%	12/15/32	150	$120,243
Simon Property Group LP,
Sr. Unsec’d. Notes
1.750%	02/01/28	6,490	5,386,608
2.250%	01/15/32	7,500	5,642,034
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32	9,930	8,326,718
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25	3,000	2,922,796
VICI Properties LP,
Sr. Unsec’d. Notes
4.750%	02/15/28	8,970	8,242,324
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30	1,500	1,249,230
			48,424,235
Retail — 1.5%
Advance Auto Parts, Inc.,
Gtd. Notes
3.900%	04/15/30	1,610	1,385,305
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32	6,700	5,325,888
AutoZone, Inc.,
Sr. Unsec’d. Notes
4.750%	08/01/32(a)	12,215	11,453,481
Dollar General Corp.,
Sr. Unsec’d. Notes
5.000%	11/01/32	56,005	53,868,928
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32	17,550	15,213,604
4.500%	09/15/32(a)	62,300	59,607,322
McDonald’s Corp.,
Sr. Unsec’d. Notes
4.600%	09/09/32(a)	27,955	26,729,235
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	8,665	7,915,070
4.700%	06/15/32	6,615	6,199,862
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50	900	643,785
Walmart, Inc.,
Sr. Unsec’d. Notes
4.150%	09/09/32(a)	85,000	81,457,836
			269,800,316
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28	1,555	$1,377,209
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	13,058	12,121,048
4.150%	11/15/30	5,140	4,442,618
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,153	808,403
3.419%	04/15/33	37,900	29,078,417
4.150%	04/15/32(a)	10,000	8,413,765
4.926%	05/15/37	3,975	3,288,412
Entegris Escrow Corp.,
Sr. Sec’d. Notes, 144A
4.750%	04/15/29	4,800	4,258,149
			63,788,021
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.200%	10/01/28	12,730	11,789,444
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	143	94,053
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29(a)	5,790	5,192,805
			17,076,302
Telecommunications — 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	50,000	37,834,059
2.550%	12/01/33	66,000	49,115,335
3.500%	09/15/53	4,246	2,829,086
4.350%	03/01/29	25,000	23,377,645
CT Trust (Guatemala),
Sr. Sec’d. Notes
5.125%	02/03/32	200	150,500
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	400	334,859
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	5,000	5,082,464
Telefonica Moviles Chile SA (Chile),
Sr. Unsec’d. Notes
3.537%	11/18/31	430	334,809
T-Mobile USA, Inc.,
Gtd. Notes
5.200%	01/15/33(a)	125,000	119,615,252
Sr. Unsec’d. Notes
2.250%	11/15/31(a)	10,715	8,099,613
2.550%	02/15/31	3,300	2,614,237
2.700%	03/15/32	9,965	7,799,857
3.875%	04/15/30	25,000	22,154,900

A12

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.375%	04/15/40	525	$429,325
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	95,000	73,056,144
2.550%	03/21/31	3,725	2,973,839
4.016%	12/03/29	8,188	7,424,288
			363,226,212
Transportation — 0.1%
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.800%	02/14/32(a)	12,404	10,326,672
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.000%	12/01/26	13,140	12,094,326

Total Corporate Bonds (cost $4,587,221,993)			4,323,900,059
Municipal Bonds — 0.2%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	20,271,648
California — 0.0%
Regents of the University of California Medical Center Pooled,
Revenue Bonds, Series Q
4.132%	05/15/32	2,305	2,097,187
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	3,147,512
Massachusetts — 0.0%
Massachusetts Clean Water Trust (The),
Revenue Bonds, BABs
5.192%	08/01/40	1,265	1,250,252
New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	7,222,021
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,910	1,943,844
			9,165,865
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,284,268
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	2,000	1,994,710
			3,278,978
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	$532,365
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	4,062,734
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	1,619,207
Washington — 0.0%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	2,325,300

Total Municipal Bonds (cost $55,448,733)			47,751,048
Residential Mortgage-Backed Securities — 0.1%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
3.784%(c)	09/25/35	1,492	1,337,621
Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.934%(c)	10/25/28	472	471,126
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
5.084%(c)	10/25/29	63	62,498
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,361	1,281,319
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.784%(c)	11/25/28	1,721	1,707,165
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
4.734%(c)	05/25/29	455	452,629
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	943	928,335
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	1,469	1,423,245
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.834%(c)	01/25/48	231	223,426
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
4.634%(c)	07/25/28	376	375,442

A13

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
3.734%(c)	06/25/57	687	$665,505
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
5.934%(c)	02/25/23	2,560	2,541,263
Radnor Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
4.484%(c)	03/25/28	40	40,036
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	1,570	1,477,745
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.084%(c)	10/25/59	691	680,846
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
3.719%(cc)	09/25/36	880	812,884

Total Residential Mortgage-Backed Securities (cost $14,866,588)			14,481,085
Sovereign Bonds — 0.2%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	490	388,417
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	02/22/29	600	513,863
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27	700	649,162
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45	1,000	870,110
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,095,220
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	2,000	2,361,301
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48	1,245	1,204,537
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	26,379	24,695,139
2.875%	10/17/29	15,600	12,734,221
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	900	590,231

Total Sovereign Bonds (cost $52,019,132)			46,102,201
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 11.0%
Federal Home Loan Mortgage Corp.
3.000%	02/01/52	28,593	$24,983,177
3.500%	05/01/52	185,324	167,058,260
4.500%	08/01/52	172,041	164,357,714
4.500%	10/01/52	129,017	123,255,466
6.250%	07/15/32	61,511	71,772,834
6.750%	03/15/31	6,535	7,731,912
Federal National Mortgage Assoc.
2.500%	02/01/52	281,977	237,339,488
3.000%	02/01/52	158,160	137,878,897
3.000%	04/01/52	50,429	43,993,622
3.500%	TBA	118,000	106,113,204
3.500%	TBA	182,000	163,785,782
3.500%	05/01/52	18,653	16,812,489
3.500%	07/01/52	182,123	164,113,330
4.500%	06/01/52	97,660	93,298,286
5.000%	TBA	35,000	34,043,147
6.625%	11/15/30(k)	56,016	65,569,760
Government National Mortgage Assoc.
3.000%	03/20/52	251,284	222,514,993
3.000%	04/20/52	112,574	99,682,869
3.500%	04/20/52	119,690	109,100,518
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	220	173,997

Total U.S. Government Agency Obligations (cost $2,077,622,450)			2,053,579,745
U.S. Treasury Obligations — 41.6%
U.S. Treasury Bonds
1.125%	08/15/40	150,000	92,882,813
1.375%	11/15/40	100,000	64,625,000
1.750%	08/15/41	235,000	160,644,531
2.000%	11/15/41	435,000	311,296,875
2.250%	05/15/41	80,850	61,104,914
2.375%	02/15/42(a)(k)	593,670	454,899,637
2.875%	05/15/52	180	150,891
3.250%	05/15/42	200,000	177,468,750
U.S. Treasury Notes
1.125%	08/31/28	571,000	483,431,800
1.250%	11/30/26	19,730	17,559,700
1.250%	12/31/26	5,205	4,623,504
1.250%	06/30/28	175,000	149,980,469
1.250%	09/30/28	102,130	86,946,142
1.375%	10/31/28	325,000	278,408,205
1.375%	12/31/28	9,280	7,941,650
1.500%	11/30/28	116,500	100,426,641
1.750%	01/31/29	210,800	184,087,687
2.375%	03/31/29(k)	40,000	36,231,250
2.625%	05/31/27(a)	347,830	326,525,412
2.625%	07/31/29	82,200	75,546,938
2.750%	04/30/27(a)	313,630	296,012,816
2.750%	07/31/27	149,000	140,316,094
2.750%	05/31/29	265	245,498
2.750%	08/15/32	853,485	780,805,418
2.875%	08/15/28	560,000	525,218,753
2.875%	04/30/29	65,000	60,693,750
2.875%	05/15/32(a)(h)	107,420	99,380,284

A14

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.125%	08/31/27(a)	855,245	$820,433,860
3.125%	08/31/29	1,680,830	1,595,737,981
3.875%	09/30/29	56,710	56,479,616
U.S. Treasury Strips Coupon
2.364%(s)	05/15/45(k)	4,640	1,793,288
2.377%(s)	08/15/45	1,705	651,763
2.387%(s)	05/15/43	5,565	2,316,866
2.471%(s)	08/15/44	15,965	6,306,175
2.544%(s)	11/15/45	4,405	1,673,212
3.005%(s)	05/15/44	40,500	16,198,418
3.203%(s)	02/15/42	63,730	28,071,073
3.218%(s)	02/15/46	58,580	22,001,824
3.452%(s)	11/15/41	30,000	13,346,484
3.735%(s)	08/15/40(k)	107,180	51,312,425
3.934%(s)	02/15/41	105,000	49,091,601
3.997%(s)	08/15/41	100,000	45,347,656
4.045%(s)	11/15/42	70,000	29,725,391

Total U.S. Treasury Obligations (cost $8,004,689,413)			7,717,943,055

Total Long-Term Investments (cost $18,487,235,750)			17,794,110,710

	Shares
Short-Term Investments — 21.2%
Affiliated Mutual Fund — 7.8%
PGIM Institutional Money Market Fund (cost $1,435,432,674; includes $1,432,361,556 of cash collateral for securities on loan)(b)(wd)	1,436,559,089	1,435,553,498
Unaffiliated Fund — 13.4%
Dreyfus Government Cash Management (Institutional Shares)	2,490,832,805	2,490,832,805
(cost $2,490,832,805)

Total Short-Term Investments (cost $3,926,265,479)		3,926,386,303

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—117.0% (cost $22,413,501,229)		21,720,497,013
Options Written*~ — (0.0)%
(premiums received $800,000)		(274,899)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—117.0% (cost $22,412,701,229)		21,720,222,114

Liabilities in excess of other assets(z) — (17.0)%		(3,153,095,414)

Net Assets — 100.0%		$18,567,126,700

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail, excluding centrally cleared swaptions.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,402,033,062; cash collateral of $1,432,361,556 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.

A15

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	01/18/23	3.00%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	1,000,000		$(274,899)
(premiums received $800,000)
Options Purchased:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V2, 06/20/27	Put	10/19/22	$90.00	CDX.NA.HY.38.V2(Q)	5.00%(Q)	250,000		$234,821
(cost $816,750)

Options Written:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
CDX.NA.HY.38.V2, 06/20/27	Put	12/21/22	$94.00	5.00%(Q)		CDX.NA.HY.38.V2(Q)		250,000	$(4,156,011)
(premiums received $4,133,250)

Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,591	5 Year U.S. Treasury Notes	Dec. 2022	$386,060,546	$1,048,657
50,852	10 Year U.S. Treasury Notes	Dec. 2022	5,698,602,250	(90,409,947)
2,980	10 Year U.S. Ultra Treasury Notes	Dec. 2022	353,083,452	(4,124,719)
				(93,486,009)
Short Positions:
4,389	2 Year U.S. Treasury Notes	Dec. 2022	901,459,458	7,142,387
22,774	20 Year U.S. Treasury Bonds	Dec. 2022	2,878,775,937	120,817,908
2,509	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	343,733,000	17,657,935
				145,618,230
				$52,132,221
A16

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)		Value at Trade Date		Value at September 30, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	455,657		5.624%		$(2,355,265)		$(9,618,082)		$(7,262,817)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A17